Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
We are required to calculate and present the following compensation information in the tabular format prescribed by the SEC. The Compensation Discussion and Analysis and other executive compensation tables above should be read in conjunction with this section to gain a complete understanding of our executive compensation philosophy, programs and decisions.
The tables and discussion below refer to an SEC-prescribed calculation of compensation actually paid, referred to as “CAP”. However, CAP does not correlate to the total amount of compensation that the executive realized during the year. CAP is a detailed calculation that includes adjustments to Total Compensation as reported in the Summary Compensation Table (the “SCT”) to reflect the increase (or decrease) in value of equity compensation over the course of the year, including equity compensation granted in prior years and equity compensation remaining unvested as of year-end. The equity compensation values used to determine CAP are calculated in accordance with ASC Topic 718, based on various methodologies and assumptions. The amount of compensation that the executive will actually realize when such equity awards vest or options are exercised may be materially different from the amounts used in the CAP calculation.
The table below includes our Operating EBITDA annual cash incentive performance measure as the Company Selected Measure (“CSM”) that management believes is the most important annual financial performance measure used to link executive pay and Company performance in 2025. This measure is also discussed in our Compensation Discussion and Analysis and is generally defined as the Company’s income from operations, excluding depreciation, depletion and amortization, “Restructuring” and “(Gain) Loss from Divestitures, Asset Impairments and Unusual Items, Net” reported in our Annual Report on Form 10-K, and also excluding the impacts of our recycling brokerage business. Operating EBITDA presented in this proxy statement is a non-GAAP measure and is defined differently than Operating EBITDA reported in the Company’s quarterly earnings press release. See Appendix B for approved adjustments to the Operating EBITDA incentive performance measure results and a reconciliation of this non-GAAP measure to the most comparable GAAP measure.
Pay Versus Performance Table
Year	SCT Total to CEO(1) ($)	CEO CAP(1)(2) ($)	Average SCT Total for Non-CEO NEOs(1) ($)	Average Non-CEO NEOs CAP(1)(2) ($)	Value of Initial Fixed $100 Investment Based on:(3)		Net Income(4) ($ in billions)	CSM: Operating EBITDA ($ in billions)
					WM TSR ($)	Peer Group TSR ($)
2025	19,048,786	27,485,198	4,897,001	6,742,958	202	196	2.708	7.438
2024	17,097,120	24,501,038	4,851,561	6,672,509	182	186	2.746	6.472
2023	14,628,854	26,638,740	3,971,546	6,550,505	160	156	2.304	5.892
2022	14,820,684	13,037,001	5,202,091	4,823,249	137	132	2.238	5.475
2021	13,057,363	44,273,994	3,637,383	10,803,402	144	140	1.816	4.961

(1)
For all periods shown in the table above, the Company’s CEO was Mr. James C. Fish, Jr. The Non-CEO NEOs include:

•
2025: Mr. David L. Reed, Ms. Devina A. Rankin, Mr. John C. Morris, Jr., Ms. Tara J. Hemmer and Mr. Rafael E. Carrasco. Mr. Reed succeeded Ms. Rankin as Executive Vice President and Chief Financial Officer on November 1, 2025.

•
2024 and 2023: Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Carrasco.

•
2022: Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Steven R. Batchelor, retired Senior Vice President — Operations.

•
2021: Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Charles C. Boettcher, Executive Vice President and Chief Legal Officer.
(2)
To calculate 2025 CAP, we made specified adjustments to Total Compensation as reported in the SCT, as set forth below:

Adjustments to CEO’s SCT Total Compensation to Calculate CAP:
2025
SCT Total Compensation	19,048,786
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the “Stock Awards” and “Options Awards” columns in the SCT	14,806,499
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	11,505,068
• Fair value of option awards granted during the year, as of 12/31(b)	1,938,394
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	5,569,737
• Change in fair value of prior years’ option awards unvested at 12/31(b)	291,180
• Change in fair value of prior years’ stock awards vesting during the year(a)	2,107,369
• Change in fair value of prior years’ option awards vesting during the year(b)	1,289,567
• Dividend equivalents paid upon stock awards vesting during the year	541,596
Total Additions to SCT Total Compensation, in dollars	23,242,911
CAP	27,485,198
Adjustments to Non-CEO NEOs Average SCT Total Compensation to Calculate Average CAP:
2025
SCT Total Compensation	4,897,001
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the “Stock Awards” and “Options Awards” columns in the SCT	3,291,935
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	2,729,515
• Fair value of option awards granted during the year, as of 12/31(b)	323,049
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	1,094,083
• Change in fair value of prior years’ option awards unvested at 12/31(b)	55,677
• Change in fair value of prior years’ stock awards vesting during the year(a)	544,624
• Change in fair value of prior years’ option awards vesting during the year(b)	247,170
• Dividend equivalents paid upon stock awards vesting during the year	143,774
Total Additions to SCT Total Compensation, in dollars	5,137,892
CAP	6,742,958

(a)
Stock awards for all NEOs include annual grants of TSR PSUs and Cash Flow PSUs. The fair value of an unvested TSR PSU is calculated using a multifactor Monte Carlo model, and because total shareholder return is a market condition, projected achievement is embedded in the fair value. The fair value of an unvested Cash Flow PSU is equal to the average of the high and low market price of our Common Stock on the given date; we then multiply the fair value of a Cash Flow PSU by our projection, for accounting purposes, of the probable outcome of the Cash Flow Generation performance measure applicable to such PSUs, based on results to-date and forecast. The following grid summarizes the projected probable outcomes utilized to calculate the value of unvested Cash Flow PSUs at year-end for years prior to the end of the performance period for purposes of 2025 CAP:
Projected Payout of Unvested Cash Flow PSUs at Year-End	2025	2024
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2025		75%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2026	200%	100%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2027	100%
Stock awards also includes (i) RSUs that vested for each of the NEOs in 2025; (ii) unvested RSUs that were granted to Ms. Hemmer, Mr. Morris and Mr. Reed in 2025; and (iii) unvested RSUs that were granted to Mr. Reed in 2023 and 2024. The fair value of an RSU is equal to the average of the high and low market price of our Common Stock on the given date.
(b)
Option award fair values are calculated using a Black-Scholes option pricing model.

(3)
Total shareholder return (“TSR”) is based on a hypothetical $100 investment on December 31, 2020. The TSR amounts shown for 2021 represent the value of that $100 investment on December 31, 2021, and TSR is then calculated, on a cumulative basis, as of December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025. The Peer Group TSR refers to the Dow Jones Waste & Disposal Services Index.

(4)
Net income refers to the financial statement line item “Net income attributable to Waste Management, Inc.”

Company Selected Measure Name	Operating EBITDA
Named Executive Officers, Footnote
(1)
For all periods shown in the table above, the Company’s CEO was Mr. James C. Fish, Jr. The Non-CEO NEOs include:

•
2025: Mr. David L. Reed, Ms. Devina A. Rankin, Mr. John C. Morris, Jr., Ms. Tara J. Hemmer and Mr. Rafael E. Carrasco. Mr. Reed succeeded Ms. Rankin as Executive Vice President and Chief Financial Officer on November 1, 2025.

•
2024 and 2023: Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Carrasco.

•
2022: Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Steven R. Batchelor, retired Senior Vice President — Operations.

•
2021: Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Charles C. Boettcher, Executive Vice President and Chief Legal Officer.

Peer Group Issuers, Footnote
(3)
Total shareholder return (“TSR”) is based on a hypothetical $100 investment on December 31, 2020. The TSR amounts shown for 2021 represent the value of that $100 investment on December 31, 2021, and TSR is then calculated, on a cumulative basis, as of December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025. The Peer Group TSR refers to the Dow Jones Waste & Disposal Services Index.

PEO Total Compensation Amount	$ 19,048,786	$ 17,097,120	$ 14,628,854	$ 14,820,684	$ 13,057,363
PEO Actually Paid Compensation Amount	$ 27,485,198	24,501,038	26,638,740	13,037,001	44,273,994
Adjustment To PEO Compensation, Footnote
(2)
To calculate 2025 CAP, we made specified adjustments to Total Compensation as reported in the SCT, as set forth below:

Adjustments to CEO’s SCT Total Compensation to Calculate CAP:
2025
SCT Total Compensation	19,048,786
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the “Stock Awards” and “Options Awards” columns in the SCT	14,806,499
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	11,505,068
• Fair value of option awards granted during the year, as of 12/31(b)	1,938,394
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	5,569,737
• Change in fair value of prior years’ option awards unvested at 12/31(b)	291,180
• Change in fair value of prior years’ stock awards vesting during the year(a)	2,107,369
• Change in fair value of prior years’ option awards vesting during the year(b)	1,289,567
• Dividend equivalents paid upon stock awards vesting during the year	541,596
Total Additions to SCT Total Compensation, in dollars	23,242,911
CAP	27,485,198
(a)
Stock awards for all NEOs include annual grants of TSR PSUs and Cash Flow PSUs. The fair value of an unvested TSR PSU is calculated using a multifactor Monte Carlo model, and because total shareholder return is a market condition, projected achievement is embedded in the fair value. The fair value of an unvested Cash Flow PSU is equal to the average of the high and low market price of our Common Stock on the given date; we then multiply the fair value of a Cash Flow PSU by our projection, for accounting purposes, of the probable outcome of the Cash Flow Generation performance measure applicable to such PSUs, based on results to-date and forecast. The following grid summarizes the projected probable outcomes utilized to calculate the value of unvested Cash Flow PSUs at year-end for years prior to the end of the performance period for purposes of 2025 CAP:
Projected Payout of Unvested Cash Flow PSUs at Year-End	2025	2024
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2025		75%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2026	200%	100%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2027	100%
Stock awards also includes (i) RSUs that vested for each of the NEOs in 2025; (ii) unvested RSUs that were granted to Ms. Hemmer, Mr. Morris and Mr. Reed in 2025; and (iii) unvested RSUs that were granted to Mr. Reed in 2023 and 2024. The fair value of an RSU is equal to the average of the high and low market price of our Common Stock on the given date.
(b)
Option award fair values are calculated using a Black-Scholes option pricing model.

Non-PEO NEO Average Total Compensation Amount	$ 4,897,001	4,851,561	3,971,546	5,202,091	3,637,383
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,742,958	6,672,509	6,550,505	4,823,249	10,803,402
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate 2025 CAP, we made specified adjustments to Total Compensation as reported in the SCT, as set forth below:
Adjustments to Non-CEO NEOs Average SCT Total Compensation to Calculate Average CAP:
2025
SCT Total Compensation	4,897,001
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the “Stock Awards” and “Options Awards” columns in the SCT	3,291,935
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	2,729,515
• Fair value of option awards granted during the year, as of 12/31(b)	323,049
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	1,094,083
• Change in fair value of prior years’ option awards unvested at 12/31(b)	55,677
• Change in fair value of prior years’ stock awards vesting during the year(a)	544,624
• Change in fair value of prior years’ option awards vesting during the year(b)	247,170
• Dividend equivalents paid upon stock awards vesting during the year	143,774
Total Additions to SCT Total Compensation, in dollars	5,137,892
CAP	6,742,958

(a)
Stock awards for all NEOs include annual grants of TSR PSUs and Cash Flow PSUs. The fair value of an unvested TSR PSU is calculated using a multifactor Monte Carlo model, and because total shareholder return is a market condition, projected achievement is embedded in the fair value. The fair value of an unvested Cash Flow PSU is equal to the average of the high and low market price of our Common Stock on the given date; we then multiply the fair value of a Cash Flow PSU by our projection, for accounting purposes, of the probable outcome of the Cash Flow Generation performance measure applicable to such PSUs, based on results to-date and forecast. The following grid summarizes the projected probable outcomes utilized to calculate the value of unvested Cash Flow PSUs at year-end for years prior to the end of the performance period for purposes of 2025 CAP:
Projected Payout of Unvested Cash Flow PSUs at Year-End	2025	2024
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2025		75%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2026	200%	100%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2027	100%
Stock awards also includes (i) RSUs that vested for each of the NEOs in 2025; (ii) unvested RSUs that were granted to Ms. Hemmer, Mr. Morris and Mr. Reed in 2025; and (iii) unvested RSUs that were granted to Mr. Reed in 2023 and 2024. The fair value of an RSU is equal to the average of the high and low market price of our Common Stock on the given date.
(b)
Option award fair values are calculated using a Black-Scholes option pricing model.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular Disclosure of Most Important Measures to Determine 2025 CAP
The five items listed below represent the most important measures used to determine CAP for 2025 for all of our NEOs, as each measure and its impact on executive compensation is further described in our Compensation Discussion and Analysis.
Most Important Performance Measures
TSR Relative to the S&P 500
Cash Flow Generation
Operating EBITDA
Margin Performance Measure
Internal Revenue Growth

Total Shareholder Return Amount	$ 202	182	160	137	144
Peer Group Total Shareholder Return Amount	196	186	156	132	140
Net Income (Loss)	$ 2,708,000,000	$ 2,746,000,000	$ 2,304,000,000	$ 2,238,000,000	$ 1,816,000,000
Company Selected Measure Amount	7,438,000,000	6,472,000,000	5,892,000,000	5,475,000,000	4,961,000,000
PEO Name	Mr. James C. Fish, Jr.
Cash Flow Performance Stock Units Period Ended 2025		75.00%
Cash Flow Performance Stock Units Period Ended 2026	200.00%	100.00%
Cash Flow Performance Stock Units Period Ended 2027	100.00%
Measure:: 1
Pay vs Performance Disclosure
Name	TSR Relative to the S&P 500
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow Generation
Measure:: 3
Pay vs Performance Disclosure
Name	Operating EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Margin Performance Measure
Measure:: 5
Pay vs Performance Disclosure
Name	Internal Revenue Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,806,499)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,242,911
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	541,596
PEO | Equity Awards Adjustments Year End Fair Value of Stock Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,505,068
PEO | Equity Awards Adjustments Year End Fair Value of Option Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,938,394
PEO | Equity Awards Adjustments Change in Fair Value as of Year End of Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,569,737
PEO | Equity Awards Adjustments Change in Fair Value as of Year End of Unvested Option Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,180
PEO | Equity Awards Adjustments Change in Fair Value Prior Years Stock Awards Vesting During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,107,369
PEO | Equity Awards Adjustments Change in Fair Value Prior Years Option Awards Vesting During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,289,567
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,291,935)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,137,892
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,774
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value of Stock Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,729,515
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value of Option Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	323,049
Non-PEO NEO | Equity Awards Adjustments Change in Fair Value as of Year End of Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,094,083
Non-PEO NEO | Equity Awards Adjustments Change in Fair Value as of Year End of Unvested Option Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,677
Non-PEO NEO | Equity Awards Adjustments Change in Fair Value Prior Years Stock Awards Vesting During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	544,624
Non-PEO NEO | Equity Awards Adjustments Change in Fair Value Prior Years Option Awards Vesting During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 247,170